Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
15. Derivative Instruments and Hedging Activities
The Company uses derivatives to manage certain risks in accordance with its overall risk management policies.
Foreign Exchange Risk
The Company economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts.

As at December 31, 2017, the Company was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency	Average Forward Rate (1)	Fair Value / Carrying Amount Of Asset $	Expected Maturity
				2018
				$
Norwegian Kroner	100,000	8.23	81	12,153
(1)Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

The Company enters into cross currency swaps and pursuant to these swaps the Company receives the principal amount in NOK on the maturity date of the swap, in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal at maturity of the Company’s NOK-denominated bonds due in 2018, 2020 and 2021. In addition, the cross currency swaps economically hedge the interest rate exposure on the NOK bonds due in 2018, 2020 and 2021. The Company has not designated, for accounting purposes, these cross currency swaps as cash flow hedges of its NOK-denominated bonds due in 2018, 2020 and 2021. As at December 31, 2017, the Company was committed to the following cross currency swaps:

Notional Amount NOK	Notional Amount USD				Fair Value / Carrying Amount of (Liability) / Asset	Remaining Term (years)
		Floating Rate Receivable
		Reference Rate	Margin	Fixed Rate Payable
900,000	150,000	NIBOR	4.35%	6.43%	(41,664)	0.7
1,000,000	134,000	NIBOR	3.70%	5.92%	(12,553)	2.4
1,200,000	146,500	NIBOR	6.00%	7.72%	3,758	3.8
					(50,459)

Interest Rate Risk
The Company enters into interest rate swap agreements, which exchange a receipt of floating interest for a payment of fixed interest, to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. The Company designates certain of its interest rate swap agreements as cash flow hedges for accounting purposes.

As at December 31, 2017, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt and EURIBOR-based debt, whereby certain of the Company’s floating-rate debt obligations were swapped with fixed-rate obligations:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset / (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	1,137,671	(33,882)	4.8	2.8
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	160,000	(9,360)	0.3	3.5
U.S. Dollar-denominated interest rate swaption (4)	LIBOR	160,000	(2)	0.1	2.0
U.S. Dollar-denominated interest rate swaption (4)	LIBOR	160,000	—	0.1	3.1
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (5) (6)	EURIBOR	232,957	(29,235)	3.0	3.1
			(72,479)

(1)	Excludes the margins the Company pays on its variable-rate debt, which, as of December 31, 2017, ranged from 0.3% to 4.0%.

(2)	Includes interest rate swaps with the notional amount reducing quarterly or semi-annually.

(3)
Forward starting swap with inception date in April 2018. This interest rate swap is being used to economically hedge expected interest payments on new debt that is planned to be outstanding from 2018 to 2024. This interest rate swap is subject to mandatory early termination in 2018 whereby the swap will be settled based on its fair value at that time.

(4)
During August 2015, as part of its hedging program, Teekay LNG entered into interest rate swaption agreements whereby it has a one-time option in January 2018 to enter into an interest rate swap at a fixed rate of 3.10% with a third party, and the third party has a one-time option in January 2018 to require Teekay LNG to enter into an interest swap at a fixed rate of 1.97%. If Teekay LNG or the third party exercises its option, there will be a cash settlement in January 2018 for the fair value of the interest rate swap, in lieu of taking delivery of the actual interest rate swap. Neither party exercised their option in January 2018.

(5)	Principal amount reduces monthly to 70.1 million Euros ($84.2 million) by the maturity dates of the swap agreements.

(6)	Principal amount is the U.S. dollar equivalent of 194.1 million Euros.
Stock Purchase Warrants
As at December 31, 2017, Teekay held 14.5 million Brookfield Transaction Warrants (see Notes 3 and 11). The fair value of the Brookfield Transaction Warrants was $29.4 million as at December 31, 2017.

As of December 31, 2017, Teekay held 1,755,000 Series D Warrants (see Notes 3 and 11). The fair value of the Series D Warrants was $1.3 million as at December 31, 2017.

Upon completion of the TIL merger, TIL stock purchase warrants previously held by the Company were cancelled. As a result, no value is recorded for these warrants on the Company's consolidated balance sheet as at December 31, 2017 (see Note 11).

Time-charter Swap

Effective June 1, 2016, Teekay Tankers entered into a time-charter swap agreement for 55% of two Aframax-equivalent vessels. Under such agreement, Teekay Tankers received $27,776 per day, net of a 1.25% brokerage commission, and paid 55% of the net revenue distribution of two Aframax-equivalent vessels employed in Teekay Tankers' Aframax revenue sharing arrangement, less $500 per day, for a period of 11 months plus an additional two months at the counterparty's option. The purpose of the agreement was to reduce Teekay Tankers’ exposure to spot tanker market rate variability for certain of its vessels that are employed in the Aframax revenue sharing pooling arrangement. Teekay Tankers had not designated, for accounting purposes, the time-charter swap as a cash flow hedge. As of May 1, 2017, the time-charter swap counter-party did not exercise the two-month option and the agreement expired during May 2017. The fair value of the time-charter swap agreement at December 31, 2016 was an asset of $0.2 million.

Forward Freight Agreements

Teekay Tankers uses forward freight agreements (or FFAs) in non-hedge-related transactions to increase or decrease its exposure to spot market rates, within defined limits. Net gains and losses from FFAs are recorded within realized and unrealized loss on non-designated derivative instruments in the Company's unaudited consolidated statements of (loss) income. The fair value of the forward freight agreement at December 31, 2017 was $nil.
Tabular Disclosure
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Prepaid Expenses and Other	Other Non-Current Assets	Accrued Liabilities and Other	Current Portion of Derivative Liabilities	Derivative Liabilities
As at December 31, 2017
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	1,037	(18)	(751)	(7)
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	96	—	—	(15)	—
Interest rate swap agreements	1,124	4,319	(4,836)	(35,134)	(38,213)
Cross currency swap agreements	—	5,042	(810)	(44,523)	(10,168)
Stock purchase warrants	—	30,749	—	—	—
	1,220	41,147	(5,664)	(80,423)	(48,388)
As at December 31, 2016

Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	1,340	(363)	(1,033)	(52)
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	119	—	—	(2,601)	(511)
Interest rate swap agreements	212	9,839	(11,979)	(59,055)	(233,901)
Cross currency swap agreements	—	—	(3,464)	(53,124)	(180,577)
Stock purchase warrants	—	575	—	—	—
Time -charter swap agreement	875	—	(667)	—	—
	1,206	11,754	(16,473)	(115,813)	(415,041)

As at December 31, 2017, the Company had multiple interest rate swaps, cross currency swaps and foreign currency forward contracts with the same counterparty that are subject to the same master agreements. Each of these master agreements provides for the net settlement of all derivatives subject to that master agreement through a single payment in the event of default or termination of any one derivative. The fair value of these derivatives is presented on a gross basis in the Company’s consolidated balance sheets. As at December 31, 2017, these derivatives had an aggregate fair value asset amount of $9.8 million (December 31, 2016 - $7.2 million) and an aggregate fair value liability amount of $86.1 million (December 31, 2016 - $398.7 million). As at December 31, 2017, the Company had $22.3 million on deposit with the relevant counterparties as security for swap liabilities under certain master agreements (December 31, 2016 - $68.0 million). The deposit is presented in restricted cash on the consolidated balance sheets.

During 2017, as part of the Brookfield Transaction (see Note 3), Teekay was released from all of its previous guarantees relating to Teekay Offshore's interest rate swap and cross currency swap agreements.

For the periods indicated, the following table presents the effective portion of (losses) gains on consolidated interest rate swap agreements designated and qualifying as cash flow hedges:

Year Ended December 31, 2017
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI (1)	Reclassified from AOCI (2)	Portion
$	$	$
(31)	(1,614)	(746)	Interest expense
(31)	(1,614)	(746)

Year Ended December 31, 2016
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI (1)	Reclassified from AOCI (2)	Portion
$	$	$
691	(68)	682	Interest expense
691	(68)	682
(1) Recognized in accumulated other comprehensive loss (or AOCI).
(2) Recorded in AOCI during the term of the hedging relationship and reclassified to earnings.
(3) Recognized in the ineffective portion of (losses) gains on derivative instruments designated and qualifying as cash flow hedges.

As at December 31, 2017, the Company estimated, based on then current interest rates, that it would reclassify approximately $0.6 million of net losses on interest rate swaps from accumulated other comprehensive loss to earnings during the next 12 months.

Realized and unrealized (losses) and gains from derivative instruments that are not designated for accounting purposes as cash flow hedges, are recognized in earnings and reported in realized and unrealized losses on non-designated derivatives in the consolidated statements of (loss) income. The effect of the (losses) and gains on derivatives not designated as hedging instruments in the consolidated statements of (loss) income are as follows:

	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Realized (losses) gains relating to:
Interest rate swap agreements	(53,921)	(87,320)	(108,036)
Interest rate swap agreement terminations	(610)	(8,140)	(10,876)
Foreign currency forward contracts	667	(11,186)	(21,607)
Time charter swap agreement	1,106	2,154	—
Forward freight agreements	270	—	—
	(52,488)	(104,492)	(140,519)
Unrealized gains (losses) relating to:
Interest rate swap agreements	17,005	62,446	37,723
Foreign currency forward contracts	3,925	15,833	(418)
Stock purchase warrants	(6,421)	(9,753)	1,014
Time-charter swap agreement	(875)	875	—
	13,634	69,401	38,319
Total realized and unrealized losses on derivative instruments	(38,854)	(35,091)	(102,200)

Realized and unrealized losses of the cross currency swaps are recognized in earnings and reported in foreign exchange (loss) gain in the consolidated statements of (loss) income. The effect of the gains (losses) on cross currency swaps on the consolidated statements of (loss) income is as follows:

	Year Ended December 31,
	2017 $	2016 $	2015 $
Realized losses on maturity and/or partial termination of cross currency swap	(25,733)	(41,707)	(36,155)
Realized losses	(18,494)	(38,564)	(18,973)
Unrealized gains (losses)	82,668	75,033	(89,178)
Total realized and unrealized gains (losses) on cross currency swaps	38,441	(5,238)	(144,306)

The Company is exposed to credit loss to the extent the fair value represents an asset in the event of non-performance by the counterparties to the foreign currency forward contracts, and cross currency and interest rate swap agreements; however, the Company does not anticipate non-performance by any of the counterparties. In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transaction. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.